Borrowings (Details) - Schedule of Long-Term Borrowings - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Car loans [Member]
Car loans
Current portion	$ 7,479	$ 7,863
Non-current portion	20,181	30,495
Total long term loans	27,660	38,358
Bank loans [Member]
Car loans
Current portion	13,850
Non-current portion	96,948	87,367
Total long term loans	$ 110,798	$ 87,367